BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about borrowings [abstract]
Summary of borrowings
The composition of non-recourse borrowings is presented in the following table:

	Jun 30, 2019				Dec 31, 2018
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings
Hydroelectric	6.1	9	$6,689	$7,168	6.1	9	$6,318	$6,517
Wind	4.9	11	1,990	2,113	4.7	11	1,914	1,957
Solar	5.9	6	143	143	6.0	7	142	133
Storage and other	4.1	4	92	97	4.1	5	91	95
Total	5.8	10	$8,914	$9,521	5.7	10	$8,465	$8,702
Add: Unamortized premiums(1)			1				1
Less: Unamortized financing fees(1)			(75)				(76)
Less: Current portion			(597)				(495)
			$8,243				$7,895

(1)	Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
The following table summarizes the available portion of credit facilities:

(MILLIONS)	Jun 30, 2019	Dec 31, 2018
Authorized corporate credit facilities(1)	$2,100	$2,100
Draws on corporate credit facilities(1)	—	(721)
Authorized letter of credit facility	400	300
Issued letters of credit	(226)	(209)
Available portion of corporate credit facilities	$2,274	$1,470

(1)	Amounts are guaranteed by Brookfield Renewable.
The composition of corporate borrowings are presented in the following table:

	Jun 30, 2019				Dec 31, 2018
	Weighted-average				Weighted- average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities(1)	3.6	5	$—	$—	3.3	4	$721	$721
Medium Term Notes:
Series 4 (C$150)	5.8	17	115	$143	5.8	18	$110	$124
Series 7 (C$450)	5.1	1	344	358	5.1	2	330	342
Series 8 (C$400)	4.8	3	305	$327	4.8	3	293	309
Series 9 (C$400)	3.8	6	305	317	3.8	6	293	288
Series 10 (C$500)	3.6	8	382	$397	3.6	8	367	357
Series 11 (C$300)	4.3	10	229	249	4.3	10	220	220
	4.4	6	$1,680	$1,791	4.4	7	$1,613	$1,640
Total corporate borrowings			1,680	1,791			2,334	2,361
Less: Unamortized financing fees(2)			(6)				(6)
			$1,674				$2,328

(1)
As at June 30, 2019, $322 million (2018: $nil) of funds were placed on deposit with Brookfield Renewable from Brookfield. To the extent the balance becomes due, Brookfield Renewable will repay this balance by drawing on its corporate credit facility.

(2)	Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.